Financial Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Summary Of Details About Financial Income Expenses Net

Details of financial income and expenses are as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025
Financial income
Fair value gain on financial investments	3	70
Other finance income	15	273
Total financial income	18	343
Financial Expenses
Interest and fees on bank loans (Note 11)	13,383	6,881
Interest on leases (Note 9)	798	892
Other finance costs	323	419
Total financial expenses	14,504	8,192